AB International Value Fund

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Industrials – 15.7%
Aerospace & Defense – 7.2%
Airbus SE	16,900	$2,472,588
BAE Systems PLC	133,170	1,694,956
Melrose Industries PLC	282,372	1,826,242
Safran SA	14,670	2,351,090

		8,344,876

Electrical Equipment – 2.7%
Fuji Electric Co., Ltd.	36,400	1,715,188
Prysmian SpA	33,790	1,380,540

		3,095,728

Industrial Conglomerates – 1.1%
Hitachi Ltd.	19,200	1,276,075

Machinery – 3.5%
Alstom SA	38,423	1,059,569
Amada Co., Ltd.	169,900	1,798,128
Kawasaki Heavy Industries Ltd.(a)	45,900	1,175,987

		4,033,684

Professional Services – 1.2%
dip Corp.(a)	28,700	689,767
UT Group Co., Ltd.(b)	42,900	713,285

		1,403,052

		18,153,415

Consumer Discretionary – 13.4%
Automobile Components – 0.9%
Forvia (Paris)(b)	49,839	1,056,341

Automobiles – 3.6%
Stellantis NV (France)	130,247	2,414,396
Suzuki Motor Corp.	43,200	1,697,432

		4,111,828

Hotels, Restaurants & Leisure – 1.2%
Entain PLC	97,480	1,425,811

Household Durables – 2.4%
Persimmon PLC	74,960	1,010,556
Sony Group Corp.	21,700	1,805,276

		2,815,832

Specialty Retail – 2.5%
JD Sports Fashion PLC	933,810	1,714,005
Kingfisher PLC	391,320	1,159,674

		2,873,679

Textiles, Apparel & Luxury Goods – 2.8%
Burberry Group PLC	54,360	1,500,860

Company	Shares	U.S. $ Value
Kering SA	3,160	$1,689,747

		3,190,607

		15,474,098

Financials – 13.0%
Banks – 8.7%
ABN AMRO Bank NV(c)	93,310	1,372,581
Bank of Ireland Group PLC	141,216	1,406,196
Erste Group Bank AG	47,830	1,706,280
KBC Group NV	29,270	1,920,407
NatWest Group PLC	689,179	2,004,189
Resona Holdings, Inc.(a)	307,600	1,629,518

		10,039,171

Financial Services – 1.0%
ORIX Corp.	62,900	1,172,751

Insurance – 3.3%
SCOR SE	56,510	1,757,005
Suncorp Group Ltd.	231,120	2,027,176

		3,784,181

		14,996,103

Consumer Staples – 12.1%
Beverages – 1.7%
Heineken NV	20,560	1,998,646

Consumer Staples Distribution & Retail – 3.5%
Carrefour SA	89,590	1,712,398
Koninklijke Ahold Delhaize NV	71,940	2,353,158

		4,065,556

Food Products – 4.6%
Nestle SA (REG)	35,180	4,230,022
Nomad Foods Ltd.(b)	59,920	1,098,933

		5,328,955

Tobacco – 2.3%
British American Tobacco PLC	78,710	2,607,217

		14,000,374

Health Care – 10.7%
Health Care Equipment & Supplies – 2.2%
ConvaTec Group PLC(c)	393,043	1,153,631
LivaNova PLC(b)	24,070	1,337,088

		2,490,719

Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA	62,630	2,007,868

Pharmaceuticals – 6.8%
Nippon Shinyaku Co., Ltd.(a)	21,100	923,682
Roche Holding AG (Genusschein)	13,290	3,900,458

Company	Shares	U.S. $ Value
Sanofi	28,990	$3,087,549

		7,911,689

		12,410,276

Materials – 8.0%
Chemicals – 2.9%
Arkema SA	16,110	1,683,480
Tosoh Corp.	130,000	1,682,173

		3,365,653

Construction Materials – 1.5%
CRH PLC	30,000	1,726,009

Metals & Mining – 3.6%
Anglo American PLC	56,000	1,489,133
ArcelorMittal SA	64,010	1,700,400
Endeavour Mining PLC	48,486	990,127

		4,179,660

		9,271,322

Communication Services – 7.9%
Diversified Telecommunication Services – 2.9%
Deutsche Telekom AG (REG)	108,820	2,329,131
Nippon Telegraph & Telephone Corp.	967,500	1,117,110

		3,446,241

Entertainment – 4.1%
GungHo Online Entertainment, Inc.	51,400	846,401
Konami Group Corp.(a)	34,900	2,025,218
Ubisoft Entertainment SA(b)	61,210	1,850,968

		4,722,587

Media – 0.9%
Criteo SA (Sponsored ADR)(b)	34,690	1,023,182

		9,192,010

Energy – 6.2%
Energy Equipment & Services – 2.6%
Shell PLC(a)	96,230	2,980,685

Oil, Gas & Consumable Fuels – 3.6%
Cameco Corp.(a)	48,770	1,804,692
Repsol SA	157,714	2,437,643

		4,242,335

		7,223,020

Information Technology – 5.3%
Semiconductors & Semiconductor Equipment – 3.9%
NXP Semiconductors NV	5,890	1,211,691
SK Hynix, Inc.	16,200	1,489,592
Tokyo Electron Ltd.(a)	12,000	1,782,307

		4,483,590

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	32,170	$1,627,038

		6,110,628

Utilities – 3.4%
Electric Utilities – 3.4%
EDP - Energias de Portugal SA(a)	419,374	1,910,711
Enel SpA	295,850	1,986,582

		3,897,293

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
Daito Trust Construction Co., Ltd.	15,000	1,654,265

Total Common Stocks (cost $102,319,331)		112,382,804

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $2,975,255)	2,975,255	2,975,255

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $105,294,586)		115,358,059

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $2,397,872)	2,397,872	2,397,872

Total Investments – 101.7% (cost $107,692,458)(g)		117,755,931
Other assets less liabilities – (1.7)%		(1,983,518)

Net Assets – 100.0%		$115,772,413

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	721	NOK	7,571	09/13/2023	$(8,266)
Bank of America, NA	USD	1,421	SGD	1,904	09/20/2023	(11,745)
Bank of America, NA	USD	6,515	AUD	10,054	11/08/2023	14,176
Barclays Bank PLC	USD	3,724	SEK	39,349	09/13/2023	(128,447)
Citibank, NA	EUR	768	USD	840	10/12/2023	5,637
Citibank, NA	EUR	661	USD	716	10/12/2023	(1,914)
Deutsche Bank AG	USD	674	ILS	2,484	10/18/2023	(19,289)
Goldman Sachs Bank USA	BRL	2,958	USD	601	09/05/2023	3,659
Goldman Sachs Bank USA	USD	620	BRL	2,958	09/05/2023	(22,953)
HSBC Bank USA	KRW	3,937,122	USD	3,088	10/26/2023	108,524

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	2,958	USD	603	09/05/2023	$6,099
Morgan Stanley Capital Services, Inc.	USD	601	BRL	2,958	09/05/2023	(3,659)
Morgan Stanley Capital Services, Inc.	USD	606	MXN	10,486	09/15/2023	7,538
Morgan Stanley Capital Services, Inc.	USD	601	BRL	2,958	10/03/2023	(6,142)
Morgan Stanley Capital Services, Inc.	USD	2,532	JPY	363,170	10/19/2023	(18,449)
Morgan Stanley Capital Services, Inc.	CAD	2,164	USD	1,598	10/27/2023	(4,856)
Natwest Markets PLC	EUR	10,347	USD	11,412	10/12/2023	172,066
State Street Bank & Trust Co.	SEK	3,799	USD	347	09/13/2023	(333)
State Street Bank & Trust Co.	USD	297	NOK	3,146	09/13/2023	(1,143)
State Street Bank & Trust Co.	GBP	382	USD	492	09/14/2023	8,319
State Street Bank & Trust Co.	GBP	715	USD	903	09/14/2023	(2,830)
State Street Bank & Trust Co.	USD	362	GBP	282	09/14/2023	(5,150)
State Street Bank & Trust Co.	USD	300	CHF	264	09/20/2023	(962)
State Street Bank & Trust Co.	USD	2,437	EUR	2,223	10/12/2023	(22,298)
State Street Bank & Trust Co.	JPY	62,669	USD	431	10/19/2023	(3,055)
State Street Bank & Trust Co.	USD	363	JPY	52,597	10/19/2023	709
UBS AG	GBP	511	USD	658	09/14/2023	11,135
UBS AG	USD	485	CNH	3,500	09/14/2023	(3,440)
UBS AG	USD	3,268	CHF	2,785	09/20/2023	(109,742)

						$(36,811)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $2,526,212 or 2.2% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,836,549 and gross unrealized depreciation of investments was $(6,809,887), resulting in net unrealized appreciation of $10,026,662.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

August 31, 2023 (unaudited)

20.5%	Japan
18.3%	United Kingdom
17.1%	France
7.0%	Switzerland
5.0%	Netherlands
4.3%	United States
3.8%	Germany
2.9%	Italy
2.7%	Ireland
2.7%	South Korea
2.1%	Spain
1.8%	Australia
1.7%	Belgium
7.5%	Other
2.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Austria, Canada, Luxembourg, Portugal and South Africa.

AB International Value Fund

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$18,153,415		$—	$18,153,415
Consumer Discretionary	—	15,474,098		—	15,474,098
Financials	—	14,996,103		—	14,996,103
Consumer Staples	1,098,933	12,901,441		—	14,000,374
Health Care	1,337,088	11,073,188		—	12,410,276
Materials	—	9,271,322		—	9,271,322
Communication Services	1,023,182	8,168,828		—	9,192,010
Energy	1,804,692	5,418,328		—	7,223,020
Information Technology	1,211,691	4,898,937		—	6,110,628
Utilities	—	3,897,293		—	3,897,293
Real Estate	—	1,654,265		—	1,654,265
Short-Term Investments	2,975,255	—		—	2,975,255
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,397,872	—		—	2,397,872

Total Investments in Securities	11,848,713	105,907,218	(a)	—	117,755,931
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	337,862		—	337,862
Liabilities:
Forward Currency Exchange Contracts	—	(374,673)		—	(374,673)

Total	$11,848,713	$105,870,407		$—	$117,719,120

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,604	$30,661	$29,290	$2,975	$71
Government Money Market Portfolio*	345	12,280	10,227	2,398	22
Total	$1,949	$42,941	$39,517	$5,373	$93

*	Investments of cash collateral for securities lending transactions.